Prepaid Financing Expense (Tables)	12 Months Ended
Feb. 29, 2024
Prepaid Financing Expense
A continuity of the prepaid financing expense is as follows:

A continuity of the prepaid financing expense is as follows:

$
Balance, February 28, 2023 and 2022	—
Additions during the year	798,188
Amortization for the year	(66,516)
Balance, February 29, 2024	731,672